Schedule of property and equipment (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Property, Plant and Equipment [Line Items]
Less: accumulated depreciation	$ (2,453)	$ (40,184)
Total	9,294	16,651
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Office equipment	$ 11,747	$ 56,835